Distribution Date:	02/18/25	JPMDB Commercial Mortgage Securities Trust 2017-C7
Determination Date:	02/11/25
Next Distribution Date:	03/17/25
Record Date:	01/31/25	Commercial Mortgage Pass-Through Certificates
Series 2017-C7

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Kunal Singh	(212) 834-5467
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	5-6
			askmidlandls.com	(913) 253-9000
Exchangeable Certificate Factor Detail	7
			A Division of PNC Bank, N.A., 10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Additional Information	8	Special Servicer	K-Star Asset Management LLC
Bond / Collateral Reconciliation - Cash Flows	9		Mike Stauber	(214) 390-7233	Michael.Stauber@kkr.com
Bond / Collateral Reconciliation - Balances	10		5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
Current Mortgage Loan and Property Stratification	11-15	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Mortgage Loan Detail (Part 1)	16-17
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Mortgage Loan Detail (Part 2)	18-19		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Principal Prepayment Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	22				trustadministrationgroup@computershare.com
Collateral Stratification and Historical Detail	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	24	Directing Certificateholder	KKR Real Estate Credit Opportunity Partners Aggregator I L.P.
Specially Serviced Loan Detail - Part 2	25		-
Modified Loan Detail	26
Historical Liquidated Loan Detail	27
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46648KAQ9	2.080800%	27,657,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46648KAR7	3.124700%	54,016,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46648KAS5	3.047700%	60,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46648KAT3	3.146700%	275,000,000.00	272,162,456.68	0.00	713,678.00	0.00	0.00	713,678.00	272,162,456.68	35.58%	30.00%
A-5	46648KAU0	3.409200%	287,683,000.00	287,683,000.00	0.00	817,307.40	0.00	0.00	817,307.40	287,683,000.00	35.58%	30.00%
A-SB	46648KAV8	3.241900%	47,404,000.00	24,966,808.86	841,209.62	67,449.91	0.00	0.00	908,659.53	24,125,599.24	35.58%	30.00%
A-S	46648KAY2	3.712500%	104,807,000.00	104,807,000.00	0.00	324,246.66	0.00	0.00	324,246.66	104,807,000.00	24.01%	20.25%
B	46648KAZ9	3.985400%	55,091,000.00	55,091,000.00	0.00	182,966.39	0.00	0.00	182,966.39	55,091,000.00	17.94%	15.13%
C	46648KBA3	4.176356%	45,685,000.00	45,685,000.00	0.00	158,997.37	0.00	0.00	158,997.37	45,685,000.00	12.90%	10.88%
D	46648KAC0	3.000000%	47,029,000.00	47,029,000.00	0.00	117,572.50	0.00	0.00	117,572.50	47,029,000.00	7.71%	6.50%
E-RR	46648KAF3	4.176356%	21,499,000.00	21,499,000.00	0.00	74,822.90	0.00	0.00	74,822.90	21,499,000.00	5.34%	4.50%
F-RR	46648KAH9	4.176356%	12,093,000.00	12,093,000.00	0.00	42,087.23	0.00	0.00	42,087.23	12,093,000.00	4.00%	3.37%
G-RR	46648KAK2	4.176356%	36,279,296.00	36,279,296.00	0.00	173,597.24	0.00	0.00	173,597.24	36,279,296.00	0.00%	0.00%
R	46648KAL0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Z	46648KAP1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
VRR Interest	N/A	4.176356%	30,389,999.99	25,650,387.52	23,782.05	90,609.17	0.00	0.00	114,391.22	25,626,605.47	0.00%	0.00%
Regular SubTotal			1,105,333,295.99	932,945,949.06	864,991.67	2,763,334.77	0.00	0.00	3,628,326.44	932,080,957.39

X-A	46648KAW6	0.830716%	857,267,000.00	689,619,265.54	0.00	477,397.86	0.00	0.00	477,397.86	688,778,055.92
X-B	46648KAX4	0.104390%	100,776,000.00	100,776,000.00	0.00	8,766.65	0.00	0.00	8,766.65	100,776,000.00
X-D	46648KAA4	1.176356%	47,029,000.00	47,029,000.00	0.00	46,102.39	0.00	0.00	46,102.39	47,029,000.00
Notional SubTotal			1,005,072,000.00	837,424,265.54	0.00	532,266.90	0.00	0.00	532,266.90	836,583,055.92

Deal Distribution Total					864,991.67	3,295,601.67	0.00	0.00	4,160,593.34

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46648KAQ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46648KAR7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46648KAS5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46648KAT3	989.68166065	0.00000000	2.59519273	0.00000000	0.00000000	0.00000000	0.00000000	2.59519273	989.68166065
A-5	46648KAU0	1,000.00000000	0.00000000	2.84099999	0.00000000	0.00000000	0.00000000	0.00000000	2.84099999	1,000.00000000
A-SB	46648KAV8	526.68147962	17.74554088	1.42287381	0.00000000	0.00000000	0.00000000	0.00000000	19.16841469	508.93593874
A-S	46648KAY2	1,000.00000000	0.00000000	3.09375004	0.00000000	0.00000000	0.00000000	0.00000000	3.09375004	1,000.00000000
B	46648KAZ9	1,000.00000000	0.00000000	3.32116662	0.00000000	0.00000000	0.00000000	0.00000000	3.32116662	1,000.00000000
C	46648KBA3	1,000.00000000	0.00000000	3.48029703	0.00000000	0.00000000	0.00000000	0.00000000	3.48029703	1,000.00000000
D	46648KAC0	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	46648KAF3	1,000.00000000	0.00000000	3.48029676	0.00000000	0.00000000	0.00000000	0.00000000	3.48029676	1,000.00000000
F-RR	46648KAH9	1,000.00000000	0.00000000	3.48029687	0.00000000	0.00000000	0.00000000	0.00000000	3.48029687	1,000.00000000
G-RR	46648KAK2	1,000.00000000	0.00000000	4.78502229	(1.30472515)	11.31588055	0.00000000	0.00000000	4.78502229	1,000.00000000
R	46648KAL0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Z	46648KAP1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
VRR Interest	N/A	844.04039251	0.78256170	2.98154558	(0.04403455)	0.38190984	0.00000000	0.00000000	3.76410727	843.25783081

Notional Certificates
X-A	46648KAW6	804.43930017	0.00000000	0.55688351	0.00000000	0.00000000	0.00000000	0.00000000	0.55688351	803.45803107
X-B	46648KAX4	1,000.00000000	0.00000000	0.08699145	0.00000000	0.00000000	0.00000000	0.00000000	0.08699145	1,000.00000000
X-D	46648KAA4	1,000.00000000	0.00000000	0.98029705	0.00000000	0.00000000	0.00000000	0.00000000	0.98029705	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	01/01/25 - 01/30/25	30	0.00	713,678.00	0.00	713,678.00	0.00	0.00	0.00	713,678.00	0.00
A-5	01/01/25 - 01/30/25	30	0.00	817,307.40	0.00	817,307.40	0.00	0.00	0.00	817,307.40	0.00
A-SB	01/01/25 - 01/30/25	30	0.00	67,449.91	0.00	67,449.91	0.00	0.00	0.00	67,449.91	0.00
X-A	01/01/25 - 01/30/25	30	0.00	477,397.86	0.00	477,397.86	0.00	0.00	0.00	477,397.86	0.00
X-B	01/01/25 - 01/30/25	30	0.00	8,766.65	0.00	8,766.65	0.00	0.00	0.00	8,766.65	0.00
X-D	01/01/25 - 01/30/25	30	0.00	46,102.39	0.00	46,102.39	0.00	0.00	0.00	46,102.39	0.00
A-S	01/01/25 - 01/30/25	30	0.00	324,246.66	0.00	324,246.66	0.00	0.00	0.00	324,246.66	0.00
B	01/01/25 - 01/30/25	30	0.00	182,966.39	0.00	182,966.39	0.00	0.00	0.00	182,966.39	0.00
C	01/01/25 - 01/30/25	30	0.00	158,997.37	0.00	158,997.37	0.00	0.00	0.00	158,997.37	0.00
D	01/01/25 - 01/30/25	30	0.00	117,572.50	0.00	117,572.50	0.00	0.00	0.00	117,572.50	0.00
E-RR	01/01/25 - 01/30/25	30	0.00	74,822.90	0.00	74,822.90	0.00	0.00	0.00	74,822.90	0.00
F-RR	01/01/25 - 01/30/25	30	0.00	42,087.23	0.00	42,087.23	0.00	0.00	0.00	42,087.23	0.00
G-RR	01/01/25 - 01/30/25	30	456,278.71	126,262.72	0.00	126,262.72	(47,334.51)	0.00	0.00	173,597.24	410,532.18
VRR Interest	01/01/25 - 01/30/25	30	12,899.55	89,270.97	0.00	89,270.97	(1,338.21)	0.00	0.00	90,609.17	11,606.24
Totals			469,178.26	3,246,928.95	0.00	3,246,928.95	(48,672.72)	0.00	0.00	3,295,601.67	422,138.42

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
VRR-A1 (Cert)	N/A	N/A	781,898.20	0.00	0.00	0.00	0.00	0.00	0.00	0.00
VRR-A1 (Exch)	N/A	N/A	781,898.20	0.00	0.00	0.00	0.00	0.00	0.00	0.00
VRR-A2 (Cert)	N/A	N/A	1,527,100.31	0.00	0.00	0.00	0.00	0.00	0.00	0.00
VRR-A2 (Exch)	N/A	N/A	1,527,100.31	0.00	0.00	0.00	0.00	0.00	0.00	0.00
VRR-A3 (Cert)	N/A	N/A	1,716,065.40	0.00	0.00	0.00	0.00	0.00	0.00	0.00
VRR-A3 (Exch)	N/A	N/A	1,716,065.40	0.00	0.00	0.00	0.00	0.00	0.00	0.00
VRR-A4 (Cert)	N/A	N/A	7,774,596.14	0.00	0.00	0.00	0.00	0.00	0.00	0.00
VRR-A4 (Exch)	N/A	4.176356%	7,774,596.14	7,694,375.22	0.00	26,778.71	0.00	0.00	26,778.71	7,694,375.22
VRR-A5 (Cert)	N/A	N/A	8,133,160.51	0.00	0.00	0.00	0.00	0.00	0.00	0.00
VRR-A5 (Exch)	N/A	4.176356%	8,133,160.51	8,133,160.51	0.00	28,305.81	0.00	0.00	28,305.81	8,133,160.51
VRR-ASB (Cert)	N/A	N/A	1,340,170.75	0.00	0.00	0.00	0.00	0.00	0.00	0.00
VRR-ASB (Exch)	N/A	4.176356%	1,340,170.75	705,843.11	23,782.05	2,456.54	0.00	0.00	26,238.59	682,061.06
VRR-AS (Cert)	N/A	N/A	2,963,025.81	0.00	0.00	0.00	0.00	0.00	0.00	0.00
VRR-AS (Exch)	N/A	4.176356%	2,963,025.81	2,963,025.81	0.00	10,312.21	0.00	0.00	10,312.21	2,963,025.81
VRR-B (Cert)	N/A	N/A	1,557,491.91	0.00	0.00	0.00	0.00	0.00	0.00	0.00
VRR-B (Exch)	N/A	4.176356%	1,557,491.91	1,557,491.91	0.00	5,420.53	0.00	0.00	5,420.53	1,557,491.91
VRR-C (Cert)	N/A	N/A	1,291,572.45	0.00	0.00	0.00	0.00	0.00	0.00	0.00
VRR-C (Exch)	N/A	4.176356%	1,291,572.45	1,291,572.45	0.00	4,495.06	0.00	0.00	4,495.06	1,291,572.45
VRR-D (Cert)	N/A	N/A	1,329,569.03	0.00	0.00	0.00	0.00	0.00	0.00	0.00
VRR-D (Exch)	N/A	4.176356%	1,329,569.03	1,329,569.03	0.00	4,627.30	0.00	0.00	4,627.30	1,329,569.03
VRR-E (Cert)	N/A	N/A	607,803.79	0.00	0.00	0.00	0.00	0.00	0.00	0.00
VRR-E (Exch)	N/A	4.176356%	607,803.79	607,803.79	0.00	2,115.34	0.00	0.00	2,115.34	607,803.79
VRR-F (Cert)	N/A	N/A	341,884.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00
VRR-F (Exch)	N/A	4.176356%	341,884.33	341,884.33	0.00	1,189.86	0.00	0.00	1,189.86	341,884.33
VRR-G (Cert)	N/A	N/A	1,025,661.36	0.00	0.00	0.00	0.00	0.00	0.00	0.00
VRR-G (Exch)	N/A	4.176356%	1,025,661.36	1,025,661.36	0.00	4,907.81	0.00	0.00	4,907.81	1,025,661.36
Regular Interest Total			60,779,999.98	25,650,387.52	23,782.05	90,609.17	0.00	0.00	114,391.22	25,626,605.47
								Exchangeable Certificate Detail continued to next page
Exchangeable Certificate Details
VRR-A1	N/A	N/A	1,527,100.31	0.00	0.00	0.00	0.00	0.00	0.00	0.00
VRR-A2	N/A	N/A	1,527,100.31	0.00	0.00	0.00	0.00	0.00	0.00	0.00
VRR-A3	N/A	N/A	1,716,065.40	0.00	0.00	0.00	0.00	0.00	0.00	0.00
VRR-A4	N/A	4.176356%	7,774,596.14	7,694,375.22	0.00	26,778.71	0.00	0.00	26,778.71	7,694,375.22
VRR-A5	N/A	4.176356%	8,133,160.51	8,133,160.51	0.00	28,305.81	0.00	0.00	28,305.81	8,133,160.51

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 30

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
VRR-ASB	N/A	4.176356%	1,340,170.75	705,843.11	23,782.05	2,456.54	0.00	0.00	26,238.59	682,061.06
VRR-AS	N/A	4.176356%	2,963,025.81	2,963,025.81	0.00	10,312.21	0.00	0.00	10,312.21	2,963,025.81
VRR-B	N/A	4.176356%	1,557,491.91	1,557,491.91	0.00	5,420.53	0.00	0.00	5,420.53	1,557,491.91
VRR-C	N/A	4.176356%	1,291,572.45	1,291,572.45	0.00	4,495.06	0.00	0.00	4,495.06	1,291,572.45
VRR-D	N/A	4.176356%	1,329,569.03	1,329,569.03	0.00	4,627.30	0.00	0.00	4,627.30	1,329,569.03
VRR-E	N/A	4.176356%	607,803.79	607,803.79	0.00	2,115.34	0.00	0.00	2,115.34	607,803.79
VRR-F	N/A	4.176356%	341,884.33	341,884.33	0.00	1,189.86	0.00	0.00	1,189.86	341,884.33
VRR-G	N/A	4.176356%	1,025,661.36	1,025,661.36	0.00	4,907.81	0.00	0.00	4,907.81	1,025,661.36
Exchangeable Certificates Total			31,135,202.10	25,650,387.52	23,782.05	90,609.17	0.00	0.00	114,391.22	25,626,605.47

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 30

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
VRR-A1	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
VRR-A2	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
VRR-A3	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
VRR-A4	N/A	989.68166081	0.00000000	3.44438599	0.00000000	0.00000000	0.00000000	0.00000000	3.44438599	989.68166081
VRR-A5	N/A	1,000.00000000	0.00000000	3.48029649	0.00000000	0.00000000	0.00000000	0.00000000	3.48029649	1,000.00000000
VRR-ASB	N/A	526.68147697	17.74553728	1.83300523	0.00000000	0.00000000	0.00000000	0.00000000	19.57854251	508.93593969
VRR-AS	N/A	1,000.00000000	0.00000000	3.48029705	0.00000000	0.00000000	0.00000000	0.00000000	3.48029705	1,000.00000000
VRR-B	N/A	1,000.00000000	0.00000000	3.48029416	0.00000000	0.00000000	0.00000000	0.00000000	3.48029416	1,000.00000000
VRR-C	N/A	1,000.00000000	0.00000000	3.48030031	0.00000000	0.00000000	0.00000000	0.00000000	3.48030031	1,000.00000000
VRR-D	N/A	1,000.00000000	0.00000000	3.48030068	0.00000000	0.00000000	0.00000000	0.00000000	3.48030068	1,000.00000000
VRR-E	N/A	1,000.00000000	0.00000000	3.48030077	0.00000000	0.00000000	0.00000000	0.00000000	3.48030077	1,000.00000000
VRR-F	N/A	1,000.00000000	0.00000000	3.48029990	0.00000000	0.00000000	0.00000000	0.00000000	3.48029990	1,000.00000000
VRR-G	N/A	1,000.00000000	0.00000000	4.78501988	(1.30472888)	11.31585965	0.00000000	0.00000000	4.78501988	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 30

	Additional Information
Total Available Distribution Amount (1)	4,160,593.34
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 8 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,367,287.52	Master Servicing Fee	4,554.95
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,141.57
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	401.69
ARD Interest	0.00	Operating Advisor Fee	1,708.95
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	321.35
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,367,287.52	Total Fees	12,128.50

Principal		Expenses/Reimbursements
Scheduled Principal	864,991.67	Reimbursement for Interest on Advances	165.26
Unscheduled Principal Collections		ASER Amount	(67,428.51)
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	17,291.52
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,298.10
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	864,991.67	Total Expenses/Reimbursements	(48,673.63)

		Interest Reserve Deposit	108,230.93

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,295,601.67
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	864,991.67
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,160,593.34
Total Funds Collected	4,232,279.19	Total Funds Distributed	4,232,279.14

© 2021 Computershare. All rights reserved. Confidential.			Page 9 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	932,945,949.26	932,945,949.26	Beginning Certificate Balance	932,945,949.06
(-) Scheduled Principal Collections	864,991.67	864,991.67	(-) Principal Distributions	864,991.67
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	932,080,957.59	932,080,957.59	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	933,166,915.22	933,166,915.22	Ending Certificate Balance	932,080,957.39
Ending Actual Collateral Balance	932,167,775.56	932,167,775.56

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.20)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.20)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.18%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	76,700,096.13	8.23%	33	3.6607	NAP	Defeased	3	76,700,096.13	8.23%	33	3.6607	NAP
	9,999,999 or less	7	43,356,093.89	4.65%	30	4.6219	1.660522	1.24 or less	8	213,263,215.75	22.88%	30	4.5461	0.963218
10,000,000 to 19,999,999		8	97,409,837.24	10.45%	29	4.3457	1.863739	1.25 to 1.49	8	157,882,512.89	16.94%	29	4.3436	1.298891
20,000,000 to 24,999,999		5	110,090,356.87	11.81%	29	4.2042	1.534442	1.50 to 1.74	7	131,623,311.26	14.12%	30	4.0814	1.579015
25,000,000 to 49,999,999		16	501,774,210.78	53.83%	30	4.1909	1.901509	1.75 to 1.99	2	14,609,052.06	1.57%	31	4.5115	1.908612
	50,000,000 or greater	2	102,750,362.68	11.02%	29	4.2478	1.693088	2.00 or greater	13	338,002,769.50	36.26%	30	4.0458	2.675575
	Totals	41	932,080,957.59	100.00%	30	4.1913	1.915285	Totals	41	932,080,957.59	100.00%	30	4.1913	1.915285
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	3	76,700,096.13	8.23%	33	3.6607	NAP	Oklahoma	2	655,033.17	0.07%	28	4.4860	1.350000
Arizona	1	832,604.23	0.09%	28	4.4860	1.350000	Oregon	1	1,071,248.74	0.11%	28	4.4860	1.350000
Arkansas	5	10,224,321.71	1.10%	30	4.6141	1.188063	Pennsylvania	4	11,752,982.35	1.26%	29	4.5242	1.271818
California	22	196,941,899.13	21.13%	30	3.9149	2.129602	Rhode Island	1	4,435,627.92	0.48%	26	5.3060	1.590000
Connecticut	3	57,799,869.08	6.20%	29	4.0739	1.206243	Texas	32	132,016,831.17	14.16%	31	4.5552	1.001409
Delaware	3	4,631,589.60	0.50%	30	4.2440	3.910000	Utah	1	6,815,717.28	0.73%	30	4.2440	3.910000
Florida	2	9,701,238.73	1.04%	30	4.6116	1.272978	Virginia	4	8,671,709.54	0.93%	27	5.0080	1.539423
Georgia	4	17,372,743.79	1.86%	30	4.3653	3.052184	Washington	3	12,979,631.91	1.39%	30	4.5134	1.808911
Illinois	4	6,077,247.66	0.65%	30	3.9384	1.475809	Wisconsin	1	429,560.11	0.05%	28	4.4860	1.350000
Indiana	6	16,121,154.88	1.73%	31	4.4574	1.612478	Wyoming	1	498,501.87	0.05%	28	4.4860	1.350000
Kansas	1	1,291,200.12	0.14%	31	3.7025	1.530000	Totals	153	932,080,957.59	100.00%	30	4.1913	1.915285
Kentucky	5	23,335,917.60	2.50%	30	4.2531	3.814007
									Property Type³
Louisiana	4	17,772,850.91	1.91%	30	4.7092	1.112306
Maine	1	4,284,681.16	0.46%	31	5.0400	1.210000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Maryland	3	25,384,761.03	2.72%	29	4.5291	1.261767		Properties	Balance	Agg. Bal.			DSCR¹
Massachusetts	6	64,405,577.66	6.91%	31	4.6599	1.766386	Defeased	3	76,700,096.13	8.23%	33	3.6607	NAP
Michigan	3	2,444,780.54	0.26%	28	4.4860	1.350000	Industrial	23	148,936,695.84	15.98%	30	4.5905	2.991060
Minnesota	2	1,000,121.37	0.11%	28	4.4860	1.350000	Lodging	81	181,793,479.57	19.50%	29	4.5830	1.233298
Missouri	1	970,962.32	0.10%	31	3.7025	1.530000	Mixed Use	4	113,987,744.96	12.23%	29	3.8314	2.118709
Nevada	1	4,555,068.24	0.49%	31	3.7025	1.530000	Multi-Family	2	45,655,929.01	4.90%	32	4.8873	1.213579
New Hampshire	1	3,851,112.74	0.41%	31	5.0400	1.210000	Office	9	260,984,047.42	28.00%	29	3.8547	1.663969
New Jersey	5	23,271,618.02	2.50%	29	4.5791	1.265922	Retail	9	49,263,589.60	5.29%	31	4.8795	1.337944
New York	8	141,653,836.49	15.20%	29	3.7393	1.996282	Self Storage	22	54,484,047.32	5.85%	31	3.7025	1.530000
North Carolina	1	726,540.01	0.08%	28	4.4860	1.350000	Totals	153	932,080,957.59	100.00%	30	4.1913	1.915285
Ohio	8	41,126,992.66	4.41%	30	4.6513	2.803846

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	76,700,096.13	8.23%	33	3.6607	NAP	Defeased	3	76,700,096.13	8.23%	33	3.6607	NAP
	3.99999% or less	12	307,448,705.44	32.99%	30	3.6843	2.059475	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% to 4.49999%	11	227,293,826.37	24.39%	29	4.2630	1.865184	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50000% to 4.99999%	12	270,149,051.01	28.98%	30	4.6798	1.571928	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00000% or greater	3	50,489,278.64	5.42%	30	5.1484	1.362238	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	41	932,080,957.59	100.00%	30	4.1913	1.915285	49 months or greater	38	855,380,861.46	91.77%	30	4.2389	1.812714
								Totals	41	932,080,957.59	100.00%	30	4.1913	1.915285
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	76,700,096.13	8.23%	33	3.6607	NAP	Defeased	3	76,700,096.13	8.23%	33	3.6607	NAP
	84 months or less	38	855,380,861.46	91.77%	30	4.2389	1.812714	Interest Only	17	392,767,500.00	42.14%	29	4.0579	2.146809
85 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	356 months or less	21	462,613,361.46	49.63%	30	4.3926	1.529062
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	357 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	41	932,080,957.59	100.00%	30	4.1913	1.915285	Totals	41	932,080,957.59	100.00%	30	4.1913	1.915285
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	76,700,096.13	8.23%	33	3.6607	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	34	727,688,111.84	78.07%	30	4.1788	1.920554
	13 months to 24 months	4	127,692,749.62	13.70%	30	4.5813	1.198165
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	41	932,080,957.59	100.00%	30	4.1913	1.915285
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 15 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A1	30313220	OF	Sunnyvale	CA	Actual/360	3.636%	120,051.85	58,083.23	0.00	N/A	08/06/27	--	38,337,700.59	38,279,617.36	02/06/25
1A2	30313221				Actual/360	3.636%	90,038.89	43,562.42	0.00	N/A	08/06/27	--	28,753,275.44	28,709,713.02	02/06/25
2A1	30313224	SS	Various	Various	Actual/360	3.703%	75,773.58	77,691.25	0.00	09/06/27	09/06/37	--	23,766,407.48	23,688,716.23	02/06/25
2A2	30313225				Actual/360	3.703%	99,380.68	100,123.60	0.00	09/06/27	09/06/37	--	31,170,782.43	31,070,658.83	02/06/25
3	30313228	OF	Washington	DC	Actual/360	3.600%	198,400.00	0.00	0.00	N/A	11/01/27	--	64,000,000.00	64,000,000.00	02/01/25
4A2	30313233	IN	Various	Various	Actual/360	4.244%	109,636.67	0.00	0.00	N/A	08/01/27	--	30,000,000.00	30,000,000.00	01/01/25
4A3	30313234				Actual/360	4.244%	109,636.67	0.00	0.00	N/A	08/01/27	--	30,000,000.00	30,000,000.00	01/01/25
5	30298716	LO	Various	Various	Actual/360	4.530%	206,057.48	73,600.73	0.00	N/A	07/06/27	--	52,823,963.41	52,750,362.68	02/06/25
6A1-B	30313235	OF	Stamford	CT	Actual/360	4.088%	96,449.37	0.00	0.00	N/A	07/01/27	--	27,400,000.00	27,400,000.00	01/01/25
6A1-C	30313236				Actual/360	4.088%	96,449.37	0.00	0.00	N/A	07/01/27	--	27,400,000.00	27,400,000.00	01/01/25
7	30313237	MU	New York	NY	Actual/360	3.950%	170,069.44	0.00	0.00	N/A	08/01/27	--	50,000,000.00	50,000,000.00	02/01/25
9A-14	30312657	LO	Various	Various	Actual/360	4.486%	45,650.35	0.00	0.00	N/A	06/01/27	--	11,817,500.00	11,817,500.00	02/01/25
9A-2-2	30298847				Actual/360	4.486%	57,944.17	0.00	0.00	N/A	06/01/27	--	15,000,000.00	15,000,000.00	02/01/25
9A-9	30312652				Actual/360	4.486%	77,258.89	0.00	0.00	N/A	06/01/27	--	20,000,000.00	20,000,000.00	02/01/25
10A-2-A2	30313239	MU	New York	NY	Actual/360	3.430%	30,126.83	0.00	0.00	N/A	06/09/27	--	10,200,000.00	10,200,000.00	02/09/25
10A2-C2-
	30313241				Actual/360	3.430%	14,768.06	0.00	0.00	N/A	06/09/27	--	5,000,000.00	5,000,000.00	02/09/25
2B
10A-2-A3	30313240				Actual/360	3.430%	88,608.33	0.00	0.00	N/A	06/09/27	--	30,000,000.00	30,000,000.00	02/09/25
11	30313242	IN	Various	OH	Actual/360	4.660%	157,120.87	75,185.48	0.00	N/A	08/06/27	--	39,155,138.41	39,079,952.93	02/06/25
12	30313243	MF	Austin	TX	Actual/360	4.886%	174,925.06	52,921.66	0.00	N/A	10/01/27	--	41,575,682.45	41,522,760.79	02/01/25
13	30313244	IN	Worcester	MA	Actual/360	4.900%	147,680.56	0.00	0.00	N/A	09/06/27	--	35,000,000.00	35,000,000.00	02/06/25
14	30313245	LO	Irving	TX	Actual/360	4.572%	116,222.62	57,507.98	0.00	N/A	08/06/27	--	29,520,604.26	29,463,096.28	02/06/25
15	30313246	OF	New York	NY	Actual/360	3.669%	101,112.36	0.00	0.00	N/A	06/01/27	--	32,000,000.00	32,000,000.00	02/01/25
16	30313247	RT	Various	Various	Actual/360	5.040%	136,303.13	36,262.92	0.00	09/08/27	09/08/31	--	31,406,251.75	31,369,988.83	02/08/25
17	30313249	OF	Dallas	TX	Actual/360	4.143%	91,051.54	43,486.28	0.00	N/A	08/06/27	--	25,521,909.02	25,478,422.74	12/06/24
18	30313250	OF	Rancho Cordova	CA	Actual/360	4.264%	85,419.94	47,625.22	0.00	N/A	08/06/27	--	23,263,919.52	23,216,294.30	02/06/25
19	30299102	LO	Various	Various	Actual/360	4.710%	94,180.41	35,629.35	0.00	N/A	08/06/27	--	23,220,975.69	23,185,346.34	02/06/25
20	30313253	OF	Irvine	CA	Actual/360	3.616%	77,844.44	0.00	0.00	N/A	08/01/27	--	25,000,000.00	25,000,000.00	02/01/25
22	30313255	OF	Cupertino	CA	Actual/360	3.861%	66,495.00	0.00	0.00	N/A	06/01/27	--	20,000,000.00	20,000,000.00	01/01/25

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
23	30313256	MU	Indianapolis	IN	Actual/360	4.450%	49,252.58	30,597.64	0.00	N/A	10/06/27	--	12,853,154.91	12,822,557.27	02/06/25
24	30298577	LO	Truckee	CA	Actual/360	4.500%	50,173.19	25,829.61	0.00	N/A	06/06/27	--	12,947,918.73	12,922,089.12	02/06/25
25	30313258	OF	Irvine	CA	Actual/360	3.616%	42,036.00	0.00	0.00	N/A	08/01/27	--	13,500,000.00	13,500,000.00	02/01/25
28	30313265	IN	Various	Various	Actual/360	5.306%	48,973.34	20,790.83	0.00	N/A	04/06/27	--	10,718,481.68	10,697,690.85	02/06/25
29	30313266	RT	Olympia	WA	Actual/360	4.520%	40,673.72	0.00	0.00	N/A	09/06/27	--	10,450,000.00	10,450,000.00	02/06/25
30	30313267	LO	Amarillo	TX	Actual/360	5.352%	38,914.19	22,098.09	0.00	N/A	10/01/27	--	8,443,697.05	8,421,598.96	02/01/25
31	30313268	LO	Rome	GA	Actual/360	4.500%	31,967.41	16,167.69	0.00	N/A	09/01/27	--	8,249,653.88	8,233,486.19	02/01/25
33	30313270	RT	New Orleans	LA	Actual/360	4.708%	30,217.78	10,013.92	0.00	N/A	07/06/27	--	7,453,614.69	7,443,600.77	02/06/25
34	30313271	IN	Oakland	CA	Actual/360	3.597%	23,230.63	0.00	0.00	N/A	08/06/27	--	7,500,000.00	7,500,000.00	02/06/25
36	30298765	MU	Winter Park	FL	Actual/360	4.550%	23,417.72	11,685.15	0.00	N/A	08/06/27	--	5,976,872.84	5,965,187.69	02/06/25
37	30298944	OF	Dallas	TX	Actual/360	4.500%	20,189.94	10,211.18	0.00	N/A	09/06/27	--	5,210,307.31	5,200,096.13	02/06/25
39	30313274	IN	Houston	TX	Actual/360	4.490%	16,112.14	8,180.24	0.00	N/A	09/06/27	--	4,167,232.30	4,159,052.06	02/06/25
40	30313275	MF	San Francisco	CA	Actual/360	4.900%	17,472.32	7,737.20	0.00	N/A	06/06/27	--	4,140,905.42	4,133,168.22	02/06/25
Totals							3,367,287.52	864,991.67	0.00				932,945,949.26	932,080,957.59
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	15,929,584.76	16,525,236.13	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
1A2	15,929,584.76	16,525,236.13	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	11,966,173.96	12,378,765.17	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2	11,966,173.96	12,378,765.17	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4A2	17,628,508.45	17,252,601.37	01/01/24	09/30/24	--	0.00	0.00	109,507.51	109,507.51	0.00	0.00
4A3	17,628,508.45	17,252,601.37	01/01/24	09/30/24	--	0.00	0.00	109,507.51	109,507.51	0.00	0.00
5	5,950,605.16	6,268,914.96	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6A1-B	10,424,939.00	0.00	--	--	--	0.00	0.00	96,331.39	96,331.39	0.00	0.00
6A1-C	10,424,939.00	0.00	--	--	--	0.00	0.00	96,331.39	96,331.39	0.00	0.00
7	7,301,271.62	7,410,847.75	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9A-14	45,032,535.00	43,021,915.63	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9A-2-2	45,032,535.00	43,021,915.63	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	15,861.26	0.00
9A-9	45,032,535.00	43,021,915.63	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10A-2-A2	192,107,241.40	191,541,997.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10A2-C2-2B	192,107,241.40	191,541,997.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10A-2-A3	192,107,241.40	191,541,997.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11	9,573,084.23	8,950,721.32	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,326,879.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,749,242.08	3,738,526.57	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,702,400.69	1,671,562.59	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15	76,147,766.76	69,960,155.41	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	3,181,533.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,613,246.08	676,949.89	01/01/24	09/30/24	08/12/24	6,446,355.29	45,940.31	201,627.88	222,915.37	0.00	0.00
18	4,621,013.64	4,536,189.85	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	3,654,909.84	5,596,514.36	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,823,144.58	1,693,877.58	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	4,826,228.19	4,564,352.24	01/01/24	09/30/24	--	0.00	0.00	66,279.72	66,279.72	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
23	2,691,914.74	2,694,737.44	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,905,124.53	1,714,167.06	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,078,167.96	1,771,826.43	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
28	5,118,570.18	5,637,694.33	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
29	918,890.00	920,641.92	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
30	529,913.44	1,351,713.50	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,240,593.28	1,359,797.60	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
33	580,758.32	511,713.64	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	695,831.73	590,789.68	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	581,592.72	570,366.13	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
40	389,962.11	415,001.15	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	966,520,386.17	928,612,004.63				6,446,355.29	45,940.31	679,585.40	700,872.89	15,861.26	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/18/25	1	25,478,422.74	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.191328%	4.176232%	30
01/17/25	0	0.00	0	0.00	1	25,521,909.02	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.191452%	4.176355%	31
12/17/24	1	25,000,000.00	0	0.00	1	25,565,240.71	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.191576%	4.176478%	32
11/18/24	0	0.00	1	25,611,355.33	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.191714%	4.176615%	33
10/18/24	1	25,654,369.05	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.191836%	4.176736%	34
09/17/24	0	0.00	1	25,700,177.01	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	43,056,557.08	4.191972%	4.176871%	35
08/16/24	1	25,742,874.98	0	0.00	0	0.00	0	0.00	0	0.00	1	43,056,557.08	0	0.00	0	0.00	4.164457%	4.149478%	34
07/17/24	0	0.00	0	0.00	1	25,785,421.16	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.164595%	4.149615%	35
06/17/24	0	0.00	0	0.00	1	25,830,778.22	0	0.00	0	0.00	0	0.00	1	3,393,729.73	1	2,726,113.58	4.164751%	4.149770%	36
05/17/24	0	0.00	0	0.00	1	25,873,011.91	0	0.00	0	0.00	0	0.00	0	0.00	1	12,477,875.10	4.163883%	4.148908%	37
04/17/24	0	0.00	1	25,918,067.60	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.166226%	4.150747%	38
03/15/24	1	25,959,990.99	2	54,800,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.166358%	4.150878%	39
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 21 of 30

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4A2	30313233	01/01/25	0	B	109,507.51	109,507.51	0.00	30,000,000.00
4A3	30313234	01/01/25	0	B	109,507.51	109,507.51	0.00	30,000,000.00
6A1-B	30313235	01/01/25	0	B	96,331.39	96,331.39	0.00	27,400,000.00	12/28/23	2
6A1-C	30313236	01/01/25	0	B	96,331.39	96,331.39	0.00	27,400,000.00	12/28/23	2
17	30313249	12/06/24	1	1	201,627.88	222,915.37	2,738.95	25,565,240.71	09/11/23	2
22	30313255	01/01/25	0	B	66,279.72	66,279.72	0.00	20,000,000.00
Totals					679,585.40	700,872.89	2,738.95	160,365,240.71
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 22 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		845,951,594	820,473,171	25,478,423		0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		86,129,364	86,129,364		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-25	932,080,958	906,602,535	25,478,423	0	0	0
Jan-25	932,945,949	907,424,040	0	0	25,521,909	0
Dec-24	933,807,692	883,242,451	25,000,000	0	25,565,241	0
Nov-24	934,724,225	909,112,869	0	25,611,355	0	0
Oct-24	935,579,283	909,924,914	25,654,369	0	0	0
Sep-24	936,489,371	910,789,194	0	25,700,177	0	0
Aug-24	980,394,351	954,651,476	25,742,875	0	0	0
Jul-24	981,239,589	955,454,168	0	0	25,785,421	0
Jun-24	982,133,744	956,302,966	0	0	25,830,778	0
May-24	989,092,264	963,219,252	0	0	25,873,012	0
Apr-24	1,002,468,858	976,550,790	0	25,918,068	0	0
Mar-24	1,003,331,101	922,571,110	25,959,991	54,800,000	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 23 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6A1-B	30313235	27,400,000.00	27,400,000.00	135,900,000.00	02/01/24	8,120,249.00	1.19000	12/31/23	07/01/27	I/O
6A1-C	30313236	27,400,000.00	27,400,000.00	135,900,000.00	02/01/24	8,120,249.00	1.19000	12/31/23	07/01/27	I/O
17	30313249	25,478,422.74	25,565,240.71	41,800,000.00	07/11/17	171,195.89	0.10000	09/30/24	08/06/27	271
Totals		80,278,422.74	80,365,240.71	313,600,000.00		16,411,693.89

© 2021 Computershare. All rights reserved. Confidential.										Page 24 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
6A1-B	30313235	OF	CT	12/28/23	2

2/11/2025 - The loan transferred to Special Servicing for imminent monetary default effective 12/28/2023. The loan is secured by three, class A office buildings located in Stamford, CT, built in 1986 and renovated in 2015. The property consists of 811,74 8 RSF and is currently 78.97% leased. The total debt is comprised of five pari passu loans. There is $11.86MM of outstanding Mezzanine debt. The properties were inspected in March 2024 and found to be in good overall condition.

Cash management is in place . A Receiver was appointed by the court as of 5/23/2024. Foreclosure is expected to occur in February 2025. Leasing efforts to stabilize the property are underway.

6A1-C	30313236	Various	Various	12/28/23	2

2/11/2025 - The loan transferred to Special Servicing for imminent monetary default effective 12/28/2023. The loan is secured by three, class A office buildings located in Stamford, CT, built in 1986 and renovated in 2015. The property consists of 811,74 8 RSF and is currently 78.97% leased. The total debt is comprised of five pari passu loans. There is $11.86MM of outstanding Mezzanine debt. The properties were inspected in March 2024 and found to be in good overall condition.

Cash management is in place . A Receiver was appointed by the court as of 5/23/2024. Foreclosure is expected to occur in February 2025. Leasing efforts to stabilize the property are underway.

17	30313249	OF	TX	09/11/23	2

2/11/2025 - The Loan transferred to special servicing effective 9/11/23 due to imminent default. Interest is currently paid to 5/6/24. The asset is currently operating at a loss (with additional roll in the coming months). Borrower indicated it would no

l onger fund shortfalls. Receiver appointed 2/8/24. The receiver engaged a broker to market the asset for sale. The marketing effort launched in late July 2024. Call for offers mid-September 2024. Purchase and Sale Agreement between receiver and potential p urchaser finalized, though purchaser did not close. Special servicer working towards completing foreclosure on 3/4/2025.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 30

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	30298716	55,000,000.00	4.53000%	55,000,000.00	4.53000%	8	06/02/20	06/05/20	06/05/20
8	30312636	0.00	3.56283%	0.00	3.56283%	10	06/05/24	06/05/24	07/31/24
9A-14	30312657	11,817,500.00	4.48600%	11,817,500.00	4.48600%	8	08/31/20	09/01/20	09/08/20
9A-2-2	30298847	15,000,000.00	4.48600%	15,000,000.00	4.48600%	8	08/31/20	09/01/20	09/08/20
9A-9	30312652	20,000,000.00	4.48600%	20,000,000.00	4.48600%	8	08/31/20	09/01/20	09/08/20
14	30313245	0.00	4.57200%	0.00	4.57200%	9	09/14/21	09/03/21	10/21/21
19	30299102	0.00	4.71000%	0.00	4.71000%	10	07/30/21	09/06/20	03/31/22
30	30313267	9,567,862.28	5.35200%	9,567,862.28	5.35200%	8	05/19/20	06/01/20	05/29/20
31	30313268	9,091,515.86	4.50000%	9,091,515.86	4.50000%	10	04/30/20	05/01/20	04/30/20
Totals		120,476,878.14		120,476,878.14
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 26 of 30

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
27	30313260 02/18/21	12,500,000.00	21,300,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		12,500,000.00	21,300,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
27	30313260	02/25/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 30

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4A3	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	112.51	0.00	0.00	0.00
6A1-B	0.00	0.00	5,898.61	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6A1-C	0.00	0.00	5,898.61	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	52.75	0.00	0.00	0.00
17	0.00	0.00	5,494.30	0.00	0.00	(67,428.51)	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	0.00	0.00	1,298.10	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	17,291.52	0.00	1,298.10	(67,428.51)	0.00	0.00	165.26	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(48,673.63)

© 2021 Computershare. All rights reserved. Confidential.												Page 29 of 30

Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com, specifically under the "Special Notices" tab for the JPMDB 2017-C7 transaction, certain Information provided to the Certificate

Administrator regarding compliance with the Credit Risk Retention Rules. Investors should refer to theCertificate Administrator's website for all such information.

© 2021 Computershare. All rights reserved. Confidential.	Page 30 of 30